Financial Instruments (Details 3) (Intercompany, USD $)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Intercompany
Related Party Transaction [Line Items]
Intercompany loans designated as permanent	$ 2,000,000,000	$ 2,000,000,000
Cumulative gain/(loss) on intercompany loans designated as permanent	$ 3,000,000	$ 48,000,000	$ (2,000,000)